Exhibit 99.22

Schedule 19 - Data Integrity - Marketable Title Date

AMC Loan ID	Servicer Loan ID	Marketable Title Date (Tape)	Marketable Title Date (Audit)	Variance	Comment
219882133	xxxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	x	Data Discrepancy
219882162	xxxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	x	Data Discrepancy
219882194	xxxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	x	Data Discrepancy
219882093	xxxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	x	Data Discrepancy
219881888	xxxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	x	No Variance Found
219882026	xxxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	x	No Variance Found
219882086	xxxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	x	No Variance Found
219882102	xxxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	x	No Variance Found
219882339	xxxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	x	No Variance Found
220044620	xxxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	x	No Variance Found
220044791	xxxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	x	No Variance Found
220044896	xxxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	x	No Variance Found
220044982	xxxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	x	No Variance Found
220045001	xxxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	x	No Variance Found
220045072	xxxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	x	No Variance Found
220045082	xxxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	x	No Variance Found
220044779	xxxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	x	Not Reviewed